Investment Objectives and Goals	Jun. 30, 2024
New Covenant Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	NEW COVENANT GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund's investment objective is long-term capital appreciation. A modest amount of dividend income may be produced by the Fund's equity securities.
New Covenant Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	NEW COVENANT INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund's investment objective is a high level of current income with preservation of capital.
New Covenant Balanced Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	NEW COVENANT BALANCED GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund's investment objective is to produce capital appreciation with less risk than would be present in a portfolio of only common stocks.
New Covenant Balanced Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	NEW COVENANT BALANCED INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund's investment objective is to produce current income and long-term growth of capital.